RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2022
RELATED PARTY TRANSACTIONS

NOTE 21. RELATED PARTY TRANSACTIONS

SalvaRx Acquisition

On January 8, 2019, the Company acquired 100% of SalvaRx from SalvaRx Group plc.  in exchange for 8,050,701 ordinary shares of the Company for an aggregate consideration of US$92.6 million (see Note 10, “Acquisition and Business Combination”). Four of the six directors of the Company are also directors of SalvaRx Group plc.  The Company's CEO is also the CEO of SalvaRx and employees of the Company comprise the management team of SalvaRx.

Investments

The Company has entered into related party transactions and certain services agreements with its investees.  Key management of the Company has also entered into related party transactions with investees. Key management personnel are those persons having the authority and responsibility for planning, directing and controlling the activities of the Company. The Board of Directors, Chairman, Chief Executive Officer and Chief Financial Officer are key management personnel.

The following subsidiaries and associates are considered related parties:

(a)	Stimunity. The CEO of Portage is one of three members of the Board of Directors of Stimunity (see Note 7, “Investment in Associate” and Note 25(d) “Stimunity Convertible Note”).
(b)	iOx. Two of the three directorships on the Board of Directors of iOx is controlled by Portage. Additionally, Portage has an observer on the Board of iOx. The CEO of Portage is also the CEO of iOx, and the management team of the Company comprise the management team of iOx.
(c)	Saugatuck. One of the three directorships on the Board of Directors of Saugatuck is controlled by Portage. Additionally, the CEO of the Company is also the CEO of Saugatuck and the management team of the Company comprise the management team of Saugatuck (see Note 10, “Acquisition and Business Combination”).
(d)	Intensity. The CEO of Portage is an officer of Intensity and both he and the VP of Projects and Operations of the Company provide services to Intensity. The Company commenced invoicing Intensity for such services in February 2022 (see Note 9, “Investments in Private Companies”). Additionally, Intensity provides services (primarily rent) to Portage, which is billed monthly. Portage paid Intensity $83,437, $77,088 and $62,132 for the years ended March 31, 2022, 2021 and 2020, respectively.
(e)	PGL. PPL held 65% equity in PGL, committed to provide financing and also handles financial and administrative matters of PGL. The Company disposed of 100% of its interests in PPL and PGL on March 3, 2021 (see Note 8, “Disposition of PPL”).

(f)	Portage Development Services. Portage Development Services is a 100% owned subsidiary incorporated in Delaware, which provides human resources, and other services to each operating subsidiary via a shared services agreement.

The following are significant related party balances and transactions other than those disclosed elsewhere in the consolidated financial statements:

Interest expense includes $78,427 and $226,018 interest incurred in the years ended March 31, 2021 and 2020, respectively, on notes issued to members of the Portage Board of Directors. The SalvaRx Notes were settled as of August 6, 2020 and, accordingly, no further interest expense was incurred. In connection with the settlement of the SalvaRx Notes, $692,045 of accrued interest and $805,000 of principal was paid to directors. The directors also exchanged an aggregate $2,415,000 of notes payable for SalvaRx warrants at a price of $6.64, which were exchanged for Portage warrants and converted to Portage stock on October 13, 2020 (see Note 14, “Unsecured Notes Payable”).

In January 2020, a board member of the Company advanced the Company $1.0 million, which was repaid in July 2020. There was no interest or fees associated with this advance.

Transactions between the parent company and its subsidiaries, which are related parties, have been eliminated in consolidation and are not disclosed in this note.

On September 8, 2021, the Company, through SalvaRx, completed a settlement of loans (including interest) to and receivables from iOx for services rendered in exchange for 23,772 ordinary shares of iOx at a price of £162. Simultaneously, the Company entered into an agreement with Oxford Sciences Innovation, Plc (“OSI”), the holder of $0.15 million notes plus accrued interest under which OSI exchanged the notes plus accrued interest for 820 shares of iOx. The Company followed the guidance provided by an IFRS Discussion Group Public Meeting dated November 29, 2016, following the general tenets of IAS 39, “Financial Instruments: Recognition and Measurement,” and IFRIC 19, “Extinguishing Financial Liabilities with Equity Instruments” and recorded the exchange at historical cost. Additionally, no profit or loss was recorded in connection with the exchange. As a result of these transactions, the Company, through SalvaRx, increased its ownership up from 60.49% to 78.32%. See Note 25(c), “Events After the Balance Sheet Date – Share Exchange Agreement - iOx” for a further discussion.

Employment Agreements

PDS entered into a Services Agreement with its CEO effective December 15, 2021. The Services Agreement provides that the CEO will receive a base salary of $618,000, plus cost-of-living increases. The Services Agreement provides for annual increases based upon the review of the base salary by the board of directors prior to the anniversary of the Services Agreement provided that the annual increase cannot be less than the cost-of-living increase. The Services Agreement also provides that the CEO is eligible to receive an annual performance-based bonus targeted at 59% of the applicable year’s base salary, which bonus is earned based on the achievement of performance targets, as determined annually by the Board of Directors and communicated to the CEO in the first quarter of the year. Any annual bonus, to the extent earned, is to be paid no later than March 15 of the following year. The Services Agreement is for an initial term of three years, after which it will automatically renew annually unless terminated in accordance with the Services Agreement.

Under the Services Agreement, the CEO may terminate his employment at any time for Good Reason, as defined in the Services Agreement. We may terminate the CEO’s employment immediately upon his death, upon a period of disability or without “Just Cause”, as defined. In the event that the CEO’s employment is terminated due to his death or Disability, for “Good Reason” or without “Just Cause,” he will be entitled to Accrued Benefits (accrued unpaid portion of base salary, accrued unused vacation time and any unpaid expenses). Additionally, he may be entitled to Severance Benefits, which include his then current base salary and the average of his annual bonus for the prior two completed performance years, paid over 12 monthly installments. Additionally, the CEO will be entitled to life insurance benefits and medical and dental benefits for a period of 12 months at the same rate the CEO and the Company shared such costs during his period of employment.

Additionally, all stock options (and any other unvested equity incentive award) held by the CEO relating to shares of the Company will be deemed fully vested and exercisable on the Termination Date, as defined, and the exercise period for such stock options will be increased by a period of two years from the Termination Date.

If the CEO’s employment by the Company is terminated by the Company or any successor entity without “Just Cause” (not including termination by virtue of the CEO’s death or Disability) or by the CEO for Good Reason within twelve (12) months following the effective date of a “Change in Control” (as defined), then in addition to paying or providing Executive with the Accrued Obligations, the Company will provide the following “Change in Control Severance Benefits”:

(1)	The Company will pay the Base Salary continuation benefit for eighteen (18) months;

(2)	The Company will pay the life insurance benefit for eighteen (18) months;

(3)	The Company will pay an additional amount equivalent to the CEO’s target annual bonus calculated using the Bonus Percentage for the performance year in which Executive’s termination occurs. This bonus will be paid in twelve equal installments commencing on the first payroll date that is more than sixty (60) days following the date of termination of Executive’s employment, with the remaining installments occurring on the first day of the month for the eleven (11) months thereafter;

(4)	The Company will provide the CEO with continued medical and dental benefits, as described above, for eighteen (18) months; and

(5)	All stock options (and any other unvested equity incentive award) held by the CEO relating to shares of the Company or its parent will be deemed fully vested and exercisable on the Termination Date, as defined, and the exercise period for such stock options will be increased by a period of two years from the Termination Date.

PDS entered into Services Agreements with each of our four other senior officers (individually, “Executive” and collectively, “Executives”), three of which are dated as of December 1, 2021 and one of which is dated December 15, 2021. Each of the Services Agreements provides for an initial term of two years and are automatically renewed for one-year periods (except one, which provides for an initial term of one year and is automatically renewed for one-year periods). The Services Agreements initially provide for annual base salaries ranging from $175,000 to $348,000 and annual bonus targets ranging from 30% to 40%. They also provide for long-term incentives in the form of equity awards from time to time under the Portage Biotech Inc. Amended and Restated 2021 Equity Incentive Plan.

The Services Agreements can be terminated by the Company without “Just Cause”, by death or Disability, or by the Executive for “Good Reason”. In such instances, the Services Agreements provide for the payment of Accrued Obligations (accrued unpaid portion of base salary, accrued unused vacation time and any unpaid expenses). Additionally, Executives (except one) are entitled to 50% of base salary plus 50% of average annual bonus earned over the prior two performance years, as well as prevailing life insurance benefits for a period of six months and medical and dental benefits for a period of six months at the prevailing rate the Company and the Executive were sharing such expenses.

Additionally, all stock options (and any other unvested equity incentive award) held by the Executives relating to shares of the Company will be deemed fully vested and exercisable on the Termination Date, as defined, and the exercise period for such stock options will be increased by a period of two years from the Termination Date.

If Executive’s employment by the Company is terminated by the Company or any successor entity without “Just Cause” (not including termination by virtue of CEO’s death or Disability) or by Executive for Good Reason within twelve (12) months following the effective date of a “Change in Control” (as defined), then in addition to paying or providing Executive with the Accrued Obligations, the Company will provide the following “Change in Control Severance Benefits” (except in one case in which Executive is entitled to Item (5) and 50% of Items (1) and (3) below):

(1)	The Company will pay the Base Salary continuation benefit for twelve (12) months;

(2)	The Company will pay the life insurance benefit for twelve (12) months;

(3)	The Company will pay an additional amount equivalent to Executive’s target annual bonus calculated using the Bonus Percentage for the performance year in which Executive’s termination occurs. This bonus will be payable in twelve equal installments commencing on the first payroll date that is more than sixty (60) days following the date of termination of Executive’s employment, with the remaining installments occurring on the first day of the month for the eleven (11) months thereafter;

(4)	The Company will provide the Executive with continued medical and dental benefits, as described above, for twelve (12) months; and

(5)	All stock options (and any other unvested equity incentive award) held by the Executive relating to shares of the Company or its parent will be deemed fully vested and exercisable on the Termination Date and the exercise period for such stock options will be increased by a period of two years from the Termination Date.

The Services Agreements also include customary confidentiality, as well as provisions relating to assignment of inventions. The Services Agreements also includes non-competition and non-solicitation of employees and customers provision that run during the Executive’s employment with the Company and for a period of one year after termination of employment.

Bonuses & Board Compensation Arrangements

In December 2021, the Compensation Committee approved performance bonuses payable to senior management totaling $0.7 million. The bonuses were paid in December 2021.

In addition, the Compensation Committee of the Board established board of director compensation. Effective January 1, 2022, each non-executive board member will be entitled to receive cash board fees of $40,000 per annum, payable quarterly in arrears. Additionally, each non-executive board member will be entitled to an annual grant of 6,900 options to purchase common shares, which would vest the first annual anniversary of the date of grant.

The chairman of the Board will be entitled to an annual cash fee of $30,000, payable quarterly in arrears. Additionally, the chairperson of each of the Audit Committee, Compensation Committee and Nomination Committee will be entitled to annual fees of $15,000, $12,000 and $8,000, respectively, payable quarterly in arrears. Members of those committees will be entitled to annual fees of $7,500, $6,000 and $4,000, respectively, payable quarterly in arrears.